Incorporated herein by reference is a supplement to the prospectus of MFS High Yield Opportunities Fund, a series of MFS Series Trust III (File No. 2-60491), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 27, 2013 (SEC Accession No. 0000912938-13-000443).